Discontinued Operations - Summarized Results of Discontinued Operations (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues									$ 592	$ 1,322		$ 1,256
Lease and facility operating									103	179		199
Gathering, processing and transportation									257	328		360
Taxes other than income									21	82		73
GasManagementExpenseDisposalGroup							$ 11		1	8		4
Exploration									26	76		14
Depreciation, depletion and amortization									412	500		586
Impairment of Oil and Gas Properties, Disposal Group									2,324	50		283
Gain (Loss) on Sale of Deep Rights Leasehold										(196)
Gain (Loss) on Disposition of Assets												(36)
General and administrative									45	67		71
Other net									(10)	11		5
Total costs and expenses									3,369	1,497		1,559
Operating income (loss)									(2,777)	(175)		(303)
Interest capitalized										1		4
Investment income and other									6	25		25
Income (loss) from discontinued operations before income taxes									(2,745)	(149)		(274)
Discontinued Operation, Tax Effect of Discontinued Operation									(1,023)	(64)		(88)
Income (loss) from discontinued operations	$ (1,525)	$ (160)	$ (53)	$ 16	$ (50)	$ 14	$ (96)	$ 47	(1,722)	(85)		(186)
International
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
DeferredForeignIncomeTaxExpenseBenefit-Argentina												10
Deferred Tax Asset, Parent's Basis in Discontinued Operation					$ 18					18
Total revenues									15	163		152
Lease and facility operating									4	37		37
Gathering, processing and transportation									0	1		3
Taxes other than income									3	28		24
GasManagementExpenseDisposalGroup									0	0		0
Exploration									0	4		7
Depreciation, depletion and amortization									0	42		34
Impairment of Oil and Gas Properties, Disposal Group									0	0		3
Gain (Loss) on Sale of Deep Rights Leasehold										0
Gain (Loss) on Disposition of Assets				$ (41)					(41)			0
General and administrative									1	16		14
Other net									0	12		0
Total costs and expenses									8	140		122
Operating income (loss)									7	23		30
Interest capitalized										0		0
Investment income and other									1	19		21
Income (loss) from discontinued operations before income taxes									49	42		51
Discontinued Operation, Tax Effect of Discontinued Operation									(3)	7	[1]	31	[2]
Income (loss) from discontinued operations									52	35		20
Domestic
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues									577	1,159		1,104
Lease and facility operating									99	142		162
Gathering, processing and transportation									257	327		357
Taxes other than income									18	54		49
Disposal group contract obligation expense									190
GasManagementExpenseDisposalGroup									1	8		4
Exploration									26	72		7
Depreciation, depletion and amortization									412	458		552
Impairment of Oil and Gas Properties, Disposal Group									2,324	50		280
Gain (Loss) on Sale of Deep Rights Leasehold										(196)
Gain (Loss) on Disposition of Assets												(36)
General and administrative									44	51		57
Other net									(10)	(1)		5
Total costs and expenses									3,361	1,357		1,437
Operating income (loss)									(2,784)	(198)		(333)
Interest capitalized										1		4
Investment income and other									5	6		4
Income (loss) from discontinued operations before income taxes									(2,794)	(191)		(325)
Discontinued Operation, Tax Effect of Discontinued Operation									(1,020)	(71)		(119)
Income (loss) from discontinued operations									$ (1,774)	$ (120)		$ (206)

[1]	(a) International income tax provision for 2014 is net of $18 million deferred tax benefit for the excess tax basis in our investment in Apco's stock.
[2]	International income tax provision for 2013 includes $10 million of deferred tax expense for the Argentina capital gains tax that was enacted in 2013.